Net interest income - Interest Income (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Interest income [Abstract]
CER clause adjustment	$ 989,710,613	$ 825,141,529	$ 556,628,928
Premium for reverse repurchase agreements	845,845,984	845,394,681	216,040,876
Interest from government securities	635,080,487	2,501,144,005	1,739,404,272
Interest from commercial papers	579,932,926	724,217,420	268,514,987
Interest from credit card loans	431,887,103	610,925,948	424,637,152
Interest from consumer loans	305,531,003	283,675,392	217,515,536
Interest from overdrafts	303,017,240	383,223,388	195,080,888
Interest from other loans	247,810,876	369,902,975	301,123,772
UVA clause adjustment	221,036,327	243,189,388	212,813,364
Interest from pledge loans	62,331,652	80,126,752	71,956,088
Interest on loans to the financial institutions	16,796,646	13,948,303	16,922,306
Interest from loans for the prefinancing and financing of exports	16,660,568	5,236,271	4,922,014
Interest from mortgage loans	15,336,145	14,071,117	20,631,721
Interest from financial leases	12,955,249	20,591,504	13,370,945
Interest from private securities	4,358,370	7,541,862	4,494,699
Other financial interest income	7,950,385	5,119,240	3,724,810
TOTAL	$ 4,696,241,574	$ 6,933,449,775	$ 4,267,782,358